PGIM Government Income Fund Expense Example - PGIM Government Income Fund	Feb. 28, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 413
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,479
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	2,169
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,839
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	850
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	$ 738